Income taxes (Tables)	6 Months Ended
Jun. 30, 2015
Income taxes [Abstract]
Reconciliation of Unrecognized Tax Benefits
US$

Balance as of December 31, 2014	14,005,004
Reductions for tax positions of prior years	(2,748,906)
Movement in current year due to foreign exchange rate fluctuation	2,672
Balance as of June 30, 2015	11,258,770